CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net loss	$ (8,600,059)	$ (4,173,831)	$ (5,385,803)	$ (2,958,415)
Adjustments to reconcile net loss attributable to controlling interest to net cash used in operating activities
Depreciation	17,711	35,544	27,635	47,452
Common stock issued for services rendered	240,000	14,700	320,533	19,980
Stock-based compensation expense	297,247	223,801	135,546	239,265
Preferred stock of subsidiary issued for interest on notes payable	0	20,784	20,784	45,877
Interest related to beneficial conversion feature	971,514	1,620,955	1,620,955	0
Income from forgiveness of debt	0	(115,000)	(115,000)	0
Note discount for warrants amortized as interest	1,243,812	16,212	159,657	0
Deferred charges expensed as interest	867,053	7,847	142,836	0
Loss on change in fair value of warrant liability	1,232,291	0	(242,052)	0
Other	0	19,251
Changes in operating assets and liabilities:
Accounts receivable, net	(102,906)	(57,248)	(60,516)	(4,709)
Inventories, net	114,854	2,366	41,033	12,082
Prepaid expenses and other current assets	(18,275)	(58,713)	38,771	1,905
Security deposits	(15,963)	0
Deferred charges, net	(258,181)	(182,532)	(436,222)	0
Accounts payable	(140,973)	190,538	(123,624)	309,505
Customer deposits	3,219	434	(154,675)	(3,928)
Accrued interest payable	360,496	(10,804)	86,328	17,199
Accrued expenses	18,342	76,359	(2,767)	54,414
Net cash used in operating activities	(3,769,818)	(2,369,337)	(3,926,581)	(2,219,373)
Investing Activities
Purchases of fixed assets	(30,632)	(5,698)	(11,606)	(15,596)
Net cash used in investing activities	(30,632)	(5,698)	(11,606)	(15,596)
Financing Activities
Proceeds from sales of common stock and warrants	3,450,337	825,000	825,000	1,495,000
Proceeds from borrowings from shareholders			0	41,000
Proceeds from exercise of warrants	220,000	0
Repayment of borrowings	(275,000)	(1,177,857)	(1,924,957)	(551,321)
Repayment of borrowings from shareholders	0	(41,000)	(71,500)	(141,500)
Proceeds from notes payable	2,600,000	3,075,000	6,497,100	1,291,865
Net decrease in due to related party	(3,953)	(3,755)	(5,077)	(4,862)
Net cash provided by financing activities	5,991,384	2,677,388	5,320,566	2,130,182
Net change in cash and cash equivalents	2,190,934	302,353	1,382,379	(104,787)
Cash and cash equivalents at beginning of period	1,386,502	4,123	4,123	108,910
Cash and cash equivalents at end of period	3,577,436	306,476	1,386,502	4,123
Supplemental cash flow information:
Cash paid for interest	264,051	37,637	43,642	43,343
Cash paid for income taxes	0	0	0	0
Noncash investing and financing activities:
Preferred stock of subsidiary issued for conversion of debt, including accrued interest	0	1,347,372	3,084,474	295,877
Common stock, warrants and options issued for services	537,247	238,501	456,079	19,980
Beneficial conversion feature recorded to additional paid-in capital	1,200,433	1,620,955	1,620,955	0
Preferred shares of subsidiary not converting at merger	0	1,184,450	1,184,450	0
Unamortized portion of debt discount	342,241	0	463,235	0
Common stock issued for conversion of debt, including accrued interest	2,540,221	1,737,102
Portion of debt discount in deferred charges	239,851	0	118,136	0
Issuance of warrant liability	1,133,747	156,007
Warrant liability reclassed to paid-in capital upon exercise of warrant	212,780	0
Fixed assets purchased through capital lease	$ 11,600	$ 0